Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of Other Non-current Assets
Other non-current assets comprise:

(€ million)	2023	2022	2021
Equity instruments at fair value through other comprehensive income (D.7.1.)	1,088	936	823
Debt instruments at fair value through other comprehensive income (D.7.2.)	346	329	447
Other financial assets at fair value through profit or loss (D.7.3.)	808	823	902
Pre-funded pension obligations (Note D.19.1.)	271	269	408
Long-term prepaid expenses	114	286	59
Long-term loans and advances and other non-current receivables(a)	591	452	485
Derivative financial instruments (Note D.20.)	—	—	3
Total	3,218	3,095	3,127
(a)    As of December 31, 2023, this line includes:
- the renewal of a loan of €157 million to the BioAtrium joint venture which matures on December 1, 2031, of which €156 million was recognized in "Other current assets" as of December 31, 2022; and
- a receivable under a sub-lease amounting to €132 million (€170 million before discounting), versus €164 million (or €201 million before discounting) as of December 31, 2022.